Financial Information - Washington Federal, Inc. - Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash Flows From Operating Activities
Net income	$ 52,362	$ 53,854	$ 51,098	$ 52,942	$ 51,515	$ 51,394	$ 49,271	$ 51,670	$ 210,256	$ 203,850	$ 173,532
Adjustments to reconcile net income to net cash provided by operating activities:
Stock compensation expense									5,265	4,771	5,909
Decrease (increase) in other assets									(17,416)	(6,876)	7,974
Net cash provided (used) by operating activities									234,054	190,702	179,700
Cash Flows From Investing Activities
Purchase of strategic investments									(5,000)	0	0
Net cash provided (used) by investing activities									(421,373)	(674,445)	(544,536)
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit									298	1,338	7,238
Treasury stock purchased									(123,854)	(164,249)	(98,374)
Dividends paid on common stock									(63,318)	(55,997)	(74,519)
Net cash provided (used) by financing activities									337,827	439,323	227,538
Cash at beginning of year				268,650					268,650
Cash at end of year	419,158				268,650				419,158	268,650
Parent Company
Cash Flows From Operating Activities
Net income									210,256	203,850	173,532
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income (loss) of subsidiaries									(2,213)	(5,880)	(2,326)
Stock compensation expense									5,265	4,771	5,910
Decrease (increase) in other assets									0	0	15
Increase (decrease) in other liabilities									(3,489)	3,424	(2,699)
Net cash provided (used) by operating activities									209,819	206,165	174,432
Cash Flows From Investing Activities
Purchase of strategic investments									(5,000)	0	0
Net cash provided (used) by investing activities									(5,000)	0	0
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit									740	1,338	7,238
Treasury stock purchased									(123,854)	(164,249)	(98,374)
Dividends paid on common stock									(63,318)	(55,997)	(74,519)
Net cash provided (used) by financing activities									(186,432)	(218,908)	(165,655)
Increase (decrease) in cash and cash equivalents									18,387	(12,743)	8,777
Cash at beginning of year				$ 20,334				$ 33,077	20,334	33,077	24,300
Cash at end of year	$ 38,721				$ 20,334				$ 38,721	$ 20,334	$ 33,077